Schedule of Revenue Disaggregated (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 41,702,614	$ 33,727,222	$ 29,049,345
Whole Sale Oils [member]
IfrsStatementLineItems [Line Items]
Total revenues	10,592,301	11,481,072	20,451,942
Hype Protein Meals [member]
IfrsStatementLineItems [Line Items]
Total revenues	10,863,960	9,175,505	5,577,709
Toll Crushing Service [member]
IfrsStatementLineItems [Line Items]
Total revenues	58,011	222,095	2,156,827
Seeds [member]
IfrsStatementLineItems [Line Items]
Total revenues			664,000
Other Sales [member]
IfrsStatementLineItems [Line Items]
Total revenues	297,136	291,351	198,867
Retail Oils [member]
IfrsStatementLineItems [Line Items]
Total revenues	$ 19,891,206	$ 12,557,199